Accrued Severance Benefits	12 Months Ended
Dec. 31, 2014
Accrued Severance Benefits.
Accrued Severance Benefits

10. Accrued Severance Benefits

          Changes in accrued severance benefits for the years ended December 31, 2012, 2013 and 2014 are as follows:

	2012		2013		2014
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	916	~~W~~	683	~~W~~	263
Provisions for severance benefits		96		67		(60)
Severance payments		(190)		(444)		(100)
Terminated but not yet paid		(139)		(43)		—

Balance at end of year	~~W~~	683	~~W~~	263	~~W~~	103

          In 2005, Gravity introduced a defined contribution pension plan ("Pension Plan") in accordance with the Employee Benefit Security Act of Korea and entered into a nonparticipating defined contribution insurance contract with a life insurance company. Gravity's contribution to the Pension Plan was ~~W~~1,190 million, ~~W~~1,114 million and ~~W~~1,227 million in 2012, 2013 and 2014, respectively. In 2011, NeoCyon, Inc. also introduced a pension plan. ~~W~~390 million, ~~W~~467 million, and ~~W~~569 million were recognized as a cost for such pension plan in 2012, 2013 and 2014, respectively. For the contributions already paid, Gravity and NeoCyon will have no legal or constructive obligation to pay further amounts and therefore no severance benefits were accrued. The accrued severance benefits recorded at December 31, 2014 relate to the other employees who have not been included in a Pension Plan.